Condensed Consolidated Interim Statements of Cash Flows Q - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Income / (loss) for the period	$ (264,740)	$ 262,531
Adjustments for:
Digital assets sales revenue	(7,528,053)	(2,839,416)
Digital assets sales cost	7,526,992	2,870,306
Impairment of digital assets	85,368	13,129
Depreciation and amortization	20,071	20,456
Other impairment	49,222	0
Equity based compensation	27,591	37,002
Noncash expense from borrowing	60,715	25,202
Noncash lending and net staking income	(61,993)	(63,232)
Net (gains) / losses from operations	(274,763)	(474,871)
Net unrealized gain / (loss) on notes payable – derivative	35,544	12,286
Noncash notes interest expense	16,576	7,341
Net deferred tax expense / (benefit)	(28,951)	(4,831)
Other noncash adjustments	(440)	394
Changes in operating assets and liabilities:
Digital assets	605,342	330,193
Digital assets receivable	9,154	23
Derivative assets / liabilities	89,074	167,219
Accounts receivable	19,765	(36,255)
Prepaid expenses and other assets	(13,576)	10,277
Other non-current assets	0	0
Collateral receivable / payable	(50,268)	29,860
Accounts payable and accrued liabilities	22,128	25,095
Other current liabilities	18,471	(168,901)
Other non-current liabilities	(33,940)	(2,538)
Net cash provided by / (used in) operating activities	329,289	221,270
Investing activities
Proceeds from paydowns and maturities of loans receivable	70,718	68,392
Disbursements for loans receivable	(127,398)	(79,921)
Purchase of property, equipment and intangible assets	(396,459)	(29,736)
Acquisitions	(1,000)	0
Disposal of property and equipment	7,954	2,954
Purchase of investments	(1,285,456)	(2,578,882)
Proceeds and distributions from investments	1,389,064	2,215,603
Net cash provided by / (used in) investing activities	(342,577)	(401,590)
Financing activities
Payable to customers	(3,196)	(3,212)
Proceeds from loans payable	75,021	227,826
Repayments of loans payable	(77,421)	(109,545)
Margin loans payable, net	(160,104)	0
Share issuance, net of costs	476,982	122,168
Distributions	(39,881)	(45,678)
Cancellation of Class A Units withheld	(28,885)	(13,816)
Net cash provided by / (used in) financing activities	242,516	177,743
Net increase / (decrease) in cash and cash equivalents	229,228	(2,577)
Cash and cash equivalents, beginning of period	462,103	316,610
Cash and cash equivalents, end of period	691,331	314,033
Cash paid during the year for:
Interest	27,182	18,135
Taxes	4,919	7,445
Significant noncash investing and financing activities:
Digital assets loan receivable, net of allowance	317,843	85,607
Payables to customers - digital assets	0	94,586
Assets posted as collateral	442,012	122,131
Digital assets borrowed	1,347,324	551,901
Collateral payable	518,894	192,556
Purchase of investments with noncash contributions	72,256	10,947
Proceeds from investments included in receivables	4,141	0
Proceeds from investments received as digital assets	105,648	6,714
Proceeds from investments received as non-cash contributions	8,767	0
Additions to property, plant and equipment and intangible assets	35,452	160
Disposals of property, plant and equipment and intangible assets	1,370	0
Reclassification between derivatives and investments	0	389
Reclassification between digital assets receivable and investments	2,192	0
Origination of loans receivable with noncash consideration	$ 0	$ 6,098